Quarterly Holdings Report
for

Fidelity Freedom® Blend 2005 Fund

December 31, 2019

FBF-Y05-QTLY-0220
1.9892460.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	21,152	$317,919
Fidelity Series Commodity Strategy Fund (a)	108,572	516,804
Fidelity Series Large Cap Growth Index Fund (a)	21,357	249,445
Fidelity Series Large Cap Stock Fund (a)	15,792	250,139
Fidelity Series Large Cap Value Index Fund (a)	35,595	469,504
Fidelity Series Small Cap Opportunities Fund (a)	9,361	131,054
Fidelity Series Value Discovery Fund (a)	10,941	148,692
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,954,680)		2,083,557

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	4,905	55,376
Fidelity Series Emerging Markets Fund (a)	8,492	82,879
Fidelity Series Emerging Markets Opportunities Fund (a)	36,101	744,764
Fidelity Series International Growth Fund (a)	21,610	378,611
Fidelity Series International Index Fund (a)	11,778	125,440
Fidelity Series International Small Cap Fund (a)	6,231	107,854
Fidelity Series International Value Fund (a)	38,245	378,630
Fidelity Series Overseas Fund (a)	19,682	212,169
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,897,982)		2,085,723

Bond Funds - 51.7%
Fidelity Series Corporate Bond Fund (a)	104,950	1,125,069
Fidelity Series Emerging Markets Debt Fund (a)	9,634	92,485
Fidelity Series Floating Rate High Income Fund (a)	2,338	21,739
Fidelity Series Government Bond Index Fund (a)	146,322	1,530,532
Fidelity Series High Income Fund (a)	11,563	110,891
Fidelity Series Inflation-Protected Bond Index Fund (a)	160,338	1,611,394
Fidelity Series Investment Grade Bond Fund (a)	139,594	1,615,099
Fidelity Series Investment Grade Securitized Fund (a)	107,911	1,111,483
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,372	373,295
Fidelity Series Real Estate Income Fund (a)	6,244	69,499
TOTAL BOND FUNDS
(Cost $7,487,517)		7,661,486

Short-Term Funds - 20.2%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	600,467	600,467
Fidelity Series Short-Term Credit Fund (a)	59,676	601,529
Fidelity Series Treasury Bill Index Fund (a)	180,213	1,802,135
TOTAL SHORT-TERM FUNDS
(Cost $2,997,486)		3,004,180
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,337,665)		14,834,946
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,975)
NET ASSETS - 100%		$14,831,971

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$59,683	$460,467	$217,834	$33,827	$(1,632)	$17,235	$317,919
Fidelity Series Canada Fund	6,903	59,392	14,533	1,218	102	3,512	55,376
Fidelity Series Commodity Strategy Fund	48,785	615,730	151,401	7,054	(2,235)	5,925	516,804
Fidelity Series Corporate Bond Fund	148,104	1,193,056	261,632	28,971	1,020	44,521	1,125,069
Fidelity Series Emerging Markets Debt Fund	14,638	113,244	35,882	3,880	(148)	633	92,485
Fidelity Series Emerging Markets Fund	9,131	90,641	18,573	1,868	(469)	2,149	82,879
Fidelity Series Emerging Markets Opportunities Fund	82,753	784,988	200,293	18,724	4,473	72,843	744,764
Fidelity Series Floating Rate High Income Fund	3,100	24,001	5,398	837	(38)	74	21,739
Fidelity Series Government Bond Index Fund	203,437	1,686,314	379,900	26,116	(892)	21,573	1,530,532
Fidelity Series Government Money Market Fund 1.65%	78,685	658,077	136,295	7,934	--	--	600,467
Fidelity Series High Income Fund	22,938	120,548	34,437	4,731	(54)	1,896	110,891
Fidelity Series Inflation-Protected Bond Index Fund	239,920	1,832,750	498,171	21,300	2,339	34,556	1,611,394
Fidelity Series International Growth Fund	56,952	438,441	166,962	13,347	5,641	44,539	378,611
Fidelity Series International Index Fund	15,023	131,939	30,607	2,371	570	8,515	125,440
Fidelity Series International Small Cap Fund	15,035	116,947	34,437	4,629	397	9,912	107,854
Fidelity Series International Value Fund	56,584	448,243	147,984	14,813	1,612	20,175	378,630
Fidelity Series Investment Grade Bond Fund	216,506	1,746,224	390,100	31,506	869	41,600	1,615,099
Fidelity Series Investment Grade Securitized Fund	152,751	1,219,304	267,839	29,643	272	6,995	1,111,483
Fidelity Series Large Cap Growth Index Fund	46,743	328,960	164,690	3,436	6,835	31,597	249,445
Fidelity Series Large Cap Stock Fund	46,379	341,413	160,882	16,640	3,908	19,321	250,139
Fidelity Series Large Cap Value Index Fund	86,849	633,176	279,584	29,151	4,843	24,220	469,504
Fidelity Series Long-Term Treasury Bond Index Fund	101,171	622,476	362,396	35,553	15,206	(3,162)	373,295
Fidelity Series Overseas Fund	--	194,900	--	775	--	17,269	212,169
Fidelity Series Real Estate Income Fund	9,842	76,315	17,604	3,659	4	942	69,499
Fidelity Series Short-Term Credit Fund	79,112	658,436	141,007	10,252	181	4,807	601,529
Fidelity Series Small Cap Opportunities Fund	23,168	166,521	65,039	8,060	(707)	7,111	131,054
Fidelity Series Treasury Bill Index Fund	234,552	1,983,545	417,366	23,246	79	1,325	1,802,135
Fidelity Series Value Discovery Fund	27,479	197,203	89,113	5,901	1,616	11,507	148,692
Total	$2,086,223	$16,943,251	$4,689,959	$389,442	$43,792	$451,590	$14,834,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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